BUSINESS (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Reverse Recapitalization
On April 28, 2021, shareholders of STPK approved the Merger, under which Stem received approximately $550.3 million, net of fees and expenses as follows (in thousands):

Recapitalization
Cash — STPK trust and working capital cash	$383,383
Cash — PIPE (as described below)	225,000
Less: transaction costs and advisory fees paid	(58,061)

Merger and PIPE financing	$550,322